Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Fair Value Disclosures [Text Block]
Note 3.  Fair Value Measurements

The following are the methods and assumptions we use to estimate the fair value of our financial instruments.

Cash and cash equivalents

Due to their short term nature, carrying amount approximates fair value.

Accounts receivable

Due to their short term nature, carrying amount approximates fair value.

Investment in available for sale securities

For investment in available for sale securities, fair values are based on quoted market prices, quoted market prices for similar securities and indications of value provided by brokers.

Trade accounts payable

Due to their short term nature, carrying amount approximates fair value.

Warrant liabilities

Fair values are determined using the Black-Scholes-Merton option-pricing model, a Level 3 input.

Long-term debt

Due to the short term nature of the current portion of long-term debt, the carrying amount approximates fair value.  The non-current portion of long-term debt is not material and the carrying amount approximates fair value.

Our financial instruments are accounted for at fair value on a recurring basis.  We have no financial instruments accounted for on a non-recurring basis as of September 30, 2011 or 2010. Fair value is determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  A market or observable input is the preferred source of value, followed by assumptions based on hypothetical transactions in the absence of market inputs.

The valuation techniques are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. These two types of inputs create the following fair value hierarchy:

Level 1 -	Quoted prices for identical instruments in active markets.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 -
Model-based techniques that use at least one significant assumption not observable in the market.  These unobservable assumptions reflect the Company’s estimates of assumptions that market participants would use on pricing the asset or liability.  Valuation techniques include management judgment and estimation which may be significant.

The following table summarizes the valuation of our liabilities by the fair value hierarchy at September 30, 2011:

In thousands of dollars

Liabilities at fair value:	Total	Level 1	Level 2	Level 3
Warrant liabilities	$1,582	$-	$-	$1,582
Total	$1,582	$-	$-	$1,582

 No assets or liabilities were recorded at fair value on a recurring basis at December 31, 2010.

The activity relating to financial instruments valued on a recurring basis utilizing Level 3 inputs for the three months ended September 30, 2011 and 2010 is summarized below:

	Warrant	Auction rate
	liabilities	corporate notes
	2011	2010
Beginning Balance, July 1	$906	$2,558
Issuances	-	-
Realized (gains)	676	-
Unrealized gains	-	(76)
Ending Balance, September 30	$1,582	$2,482

The activity relating to financial instruments valued on a recurring basis utilizing Level 3 inputs for the nine months ended September 30, 2011 and 2010 is summarized below:

	Warrant liabilities 2011	Auction rate corporate notes 2010
Beginning Balance, January 1	$-	$2,587
Issuances	1,928	-
Realized (gains)	(346)	-
Unrealized (losses)	-	(105)
Ending Balance, September 30	$1,582	$2,482

Financial instruments that trade in less liquid markets with limited pricing information generally include both observable and unobservable inputs.  In instances where observable data is unavailable, we consider the assumptions that market participants would use in valuing the asset.  Such instruments are categorized in Level 3 as the inputs generally are not observable.  Our evaluation included consultation with our investment advisors, assessment of the strength of the financial institution paying the interest on these investments, ratings of the underlying collateral, and a probability-weighted discounted cash flow analysis.

4.	FAIR VALUE MEASUREMENTS

The following are the methods and assumptions we use to estimate the fair value of our financial instruments.

Cash and cash equivalents

Due to their short term nature, carrying amount approximates fair value.

Accounts receivable

Due to their short term nature, carrying amount approximates fair value.

Investment in available for sale securities

For investment in available for sale securities, fair values are based on quoted market prices. For auction rate securities, fair values are estimated using discounted cash flow analyses incorporating significant unobservable inputs.

Trade accounts payable

Due to their short term nature, carrying amount approximates fair value.

Long-term debt

Due to the short term nature of the current portion of long-term debt, the carrying amount approximates fair value.  The non current portion of long-term debt is not material and the carrying amount approximates fair value.

Our financial instruments are accounted for at fair value on a recurring basis.  We have no financial instruments accounted for on a non-recurring basis as of December 31, 2010 or 2009. Fair value is determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  A market or observable inputs is the preferred source of values, followed by assumptions based on hypothetical transactions in the absence of market inputs.

The valuation techniques are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. These two types of inputs create the following fair value hierarchy:

Level 1 -	Quoted prices for identical instruments in active markets.

Level 2 -
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3 -	Significant inputs to the valuation model are unobservable.

No assets or liabilities were recorded at fair value on a recurring basis at December 31, 2010.

The following table summarizes the valuation of our assets by the fair value hierarchy at December 31, 2009:

In thousands of dollars

Assets at fair value:	Total	Level 1	Level 2	Level 3
Auction rate corporate notes	$2,587	$-	$-	$2,587
Spectrum Pharmaceuticals, Inc.	505	505	-	-
Investment in available for sale securities	$3,092	$505	$-	$2,587

The Spectrum Pharmaceuticals shares listed above at December 31, 2009 were acquired from Spectrum on August 4, 2009 when we entered into an amended agreement with Spectrum in which we transferred them the rights to RenalanTM in addition to RenaZorbTM.  A component of this agreement was the payment to us of an additional 113,809 shares of Spectrum common stock. On December 10, 2010, Altair sold 113,809 shares of Spectrum stock at $5.752 per share for a gross amount of $655,000.  After charges and fees, net proceeds were $649,000.  Altair realized a loss on sale of investment of $95,000.

The following table summarizes current and non-current marketable securities, accounted for as "available for sale" securities at December 31, 2010 and 2009:

In thousands of dollars

	2010				2009
				Unrealized				Unrealized
		Fair	Carrying	(loss)/gain		Fair	Carrying	(loss)/gain
	Cost	Value	Value	accumulated	Cost	Value	Value	accumulated
Current marketable securities:
Spectrum Pharmaceuticals, Inc.	-	-	-	-	752	505	505	(247)
Total current	$-	$-	$-	$-	$752	$505	$505	$(247)
Non-current marketable securities:
Auction rate corporate notes	-	-	-	-	3,900	2,587	2,587	(1,313)
Total non-current	$-	$-	$-	$-	$3,900	$2,587	$2,587	$(1,313)

The activity relating to assets valued on a recurring basis utilizing Level 3 inputs for the twelve months ended December 31, 2010 and December 31, 2009 is summarized below:

In thousands of dollars

	Auction rate	Auction rate
	corporate notes	corporate notes
	2010	2009
Beginning Balance, January 1	$2,587	$2,816
Sale or settlements	(1,950)	-
Realized losses	(1,950)	-
Unrealized gains/(losses)	-	(223)
Other adjustments	-	(6)
Reclassification adjustment for realized loss on securities included in net loss	1,313	-
Ending Balance, December 31	$-	$2,587

The amount of total gains or losses for the twelve months ended December 31, 2010 was a realized loss of $1,950,000 associated with the sale of the auction rate securities. For the twelve months ended December 31, 2009 included in other comprehensive income in Stockholder’s Equity attributable to the change in unrealized gain (loss) relating to assets still held at the reporting date was $(223,000).

Financial instruments that trade in less liquid markets with limited pricing information generally include both observable and unobservable inputs.  In instances where observable data is unavailable, we consider the assumptions that market participants would use in valuing the asset.  Such investments are categorized in Level 3 as the inputs generally are not observable.  Our evaluation included consultation with our investment advisors, assessment of the strength of the financial institution paying the interest on these investments, ratings of the underlying collateral, and a probability-weighted discounted cash flow analysis.